Interim Consolidated Balance Sheets (Parentheticals) - shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares authorized	450,000,000	450,000,000
Ordinary shares issued	11,000,000	11,000,000
Ordinary shares outstanding	11,000,000	11,000,000
Class B Ordinary Shares
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	1,000,000	1,000,000
Ordinary shares outstanding	1,000,000	1,000,000